Other income (Tables)	12 Months Ended
Mar. 31, 2024
Other Income
Schedule of other income

	March 31,
	2022	2023	2024
Liability no longer required to be paid	119,708	140,693	100,492
Gain on termination/rent concession of leases	35,847	1,811	-
Gain on sale of property, plant and equipment (net)	1,931	3,800	705
Miscellaneous income	1,162	6,216	1,165
Total	158,648	152,520	102,362